UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st, 2001

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: William Harris Investors, Inc.
Address: 2 North LaSalle Street, Suite 400
	 Chicago, IL 60602

Form 13F File Number: 28-4436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Gary Neumayer
Title: Treasurer & Compliance Officer
Phone: (312) 621-0590
Signature, Place, and Date of Signing:
/s/Gary Neumayer   Chicago, IL   05/14/01

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADSTAR.COM, INC                COM              00737P104      171   130559 SH       SOLE                            130559
AEROGEN INC                    COM              007779101      315    74074 SH       SOLE                             74074
ALTAREX CORP                   COM              020927208       45    32375 SH       SOLE                             32375
APTARGROUP, INC                COM              038336103    17303   567856 SH       SOLE                            567856
ARCHSTONE COMM TR              COM              039581103    15036   611208 SH       SOLE                            611208
ASPEN TECHNOLOGY               COM              045327103      477    20000 SH       SOLE                             20000
AT&T CORP. LIBERTY MEDIA GROUP COM              001957208     2240   160000 SH       SOLE                            160000
AT&T LATIN AMERICA CORP        COM              04649a106       99    39000 SH       SOLE                             39000
ATHEROGENICS INC               COM              047439104       98    16000 SH       SOLE                             16000
AUTOINFO, INC                  COM              052777109        3    65000 SH       SOLE                             65000
AXYS PHARMACEUTICALS, INC      COM              054635107      725   257800 SH       SOLE                            257800
BARNES & NOBLE                 COM              067774109     1195    50000 SH       SOLE                             50000
BIOSANTE PHARM, INC            COM              09065V104       12    30000 SH       SOLE                             30000
BOSTON BIOMEDICA, INC          COM              100560101       86    50900 SH       SOLE                             50900
BURLINGTON RESOURCES, INC      COM              122014103     2416    54000 SH       SOLE                             54000
CABOT MICROELECTRONICS         COM              12709P103     1615    36500 SH       SOLE                             36500
CADIZ LAND CO                  COM              127549103     2798   281590 SH       SOLE                            281590
CARRAMERICA REALTY CORP        COM              144418100     4713   165200 SH       SOLE                            165200
CENTERPOINT PROPERTIES TRUST   COM              151895109     1479    31700 SH       SOLE                             31700
CHART HOUSE ENTERPRISES        COM              160902102      188    73400 SH       SOLE                             73400
CHECKPOINT SYS, INC            COM              162825103     2998   317250 SH       SOLE                            317250
CHIEFTAIN INTL, INC            COM              16867C101     1733    62100 SH       SOLE                             62100
CLEAR CHANNEL COMM             COM              184502102     1361    25000 SH       SOLE                             25000
COMCAST CORP                   COM              200300200     1258    30000 SH       SOLE                             30000
CONCORD EFS, INC               COM              206197105     4852   120000 SH       SOLE                            120000
CORVAS INTERNATIONAL INC       COM              221005101       99    11000 SH       SOLE                             11000
CURATIVE HEALTH SERVICES       COM              231264102      508    89200 SH       SOLE                             89200
CYGNUS, INC                    COM              232560102       75    10000 SH       SOLE                             10000
CYLINK CORPORATION             COM              232565101      293   146600 SH       SOLE                            146600
DELPHI FIN'L GROUP, INC       CL A              247131105      755    25505 SH       SOLE                             25505
DEVON ENERGY                   COM              25179M103     6984   120000 SH       SOLE                            120000
DOLLAR TREE STORES             COM              256747106     1156    60000 SH       SOLE                             60000
E COM VENTURES, INC            COM              26830k106       55   104423 SH       SOLE                            104423
E-DENTIST.COM                  COM              26841e107        5    10680 SH       SOLE                             10680
ECI TELECOM LTD                COM              268258100     2414   316650 SH       SOLE                            316650
EGL, INC                       COM              268484102     1828    75000 SH       SOLE                             75000
ESCO TECHNOLOGIES, INC         COM              269030102     5292   212000 SH       SOLE                            212000
EXELIXIS PHARM                 COM              30161Q104     4375   503571 SH       SOLE                            503571
EXPRESS SCRIPTS                COM              302182100     3250    37500 SH       SOLE                             37500
FIRST UN CORP                  COM              337358105     2343    71000 SH       SOLE                             71000
FOREST CITY ENT, INC          CL A              345550107    25603   564562 SH       SOLE                            564562
FOREST CITY ENT, INC          CL B              345550305    16201   360580 SH       SOLE                            360580
GENERAL DATACOMM INDS, INC     COM              369487103       87   194250 SH       SOLE                            194250
GENERAL MOTORS CORP           CL H              370442832     2019   103521 SH       SOLE                            103521
GENTA, INC                     COM              37245M207       92    15500 SH       SOLE                             15500
GENZYME BIOSURGERY             COM              372917708     5341   971116 SH       SOLE                            971116
GENZYME CORP                   COM              372917104    27192   301031 SH       SOLE                            301031
GENZYME MOLECULAR              COM              372917500     4525   548445 SH       SOLE                            548445
GENZYME TRANSGENICS CORP       COM              37246E105     2128   324200 SH       SOLE                            324200
GRAHAM CORP                    COM              384556106       98    11000 SH       SOLE                             11000
HOMETOWN AUTO                  COM              437858103       14    30750 SH       SOLE                             30750
HUBBELL, INC                  CL B              443510201      850    36462 SH       SOLE                             36462
HYDRIL COMPANY                 COM              448774109     5977   261300 SH       SOLE                            261300
ILEX ONCOLOGY, INC             COM              451923106     8860   581000 SH       SOLE                            581000
IMMUNEX CORP                   COM              452528102     1743   121800 SH       SOLE                            121800
INSIGHT COMMUNICATIONS         COM              45768V108     1590    60000 SH       SOLE                             60000
INTERTAN                       COM              461120107     9008   712100 SH       SOLE                            712100
INTRABIOTIC PHARM              COM              46116T100     2123   999000 SH       SOLE                            999000
IRON MOUNTAIN                  COM              46284P104     2184    57000 SH       SOLE                             57000
JP MORGAN CHASE & CO           COM              46625H100     2245    50000 SH       SOLE                             50000
KNIGHT TRANSPORTATION          COM              499064103     2559   105000 SH       SOLE                            105000
LABOR READY, INC               COM              505401208       31    10000 SH       SOLE                             10000
LITTLE SWITZERLAND             COM              537528101      333   344100 SH       SOLE                            344100
LORUS THERAPEUTICS, INC        COM              544191109       18    17000 SH       SOLE                             17000
MICROCIDE PHARM, INC           COM              595018102       51    14000 SH       SOLE                             14000
NAVIGANT CONSULTING            COM              63935N107     9368  1406600 SH       SOLE                           1406600
NCO GROUP                      COM              628858102     3004   117500 SH       SOLE                            117500
NEOFORMA                       COM              640475109      718   605000 SH       SOLE                            605000
OFFICE DEPOT                   COM              676220106     7131   815000 SH       SOLE                            815000
OLD REPUBLIC INTL, INC         COM              680223104     2849   100316 SH       SOLE                            100316
OMNICARE, INC                  COM              681904108     3571   166500 SH       SOLE                            166500
ORTHOFIX INTL N V              COM              N6748L102     5857   259600 SH       SOLE                            259600
PACIFIC CENTURY FIN'L CORP     COM              694058108     1833    96496 SH       SOLE                             96496
PETSMART                       COM              716768106     6506  1626500 SH       SOLE                           1626500
PETSMART                  SB NT CV              716768ab2     6445  8665000 PRN      SOLE                           8665000
PITTSTON BRINKS GROUP          COM              725701106      312    14381 SH       SOLE                             14381
PLANETCAD, INC                 COM              72704Y103       27    35124 SH       SOLE                             35124
PRENTISS PPTYS TR              COM              740706106     6048   245350 SH       SOLE                            245350
PROLOGIS TRUST                 COM              743410102    15009   747482 SH       SOLE                            747482
PROTEIN DESIGN LABS            COM              74369L103     6506   146200 SH       SOLE                            146200
QUESTCOR PHARM, INC            COM              74835Y101       17    25000 SH       SOLE                             25000
RADIANCE MEDICAL SYSTEMS       COM              750241101     2775   772205 SH       SOLE                            772205
RECOTON CORP                   COM              756268108      326    27000 SH       SOLE                             27000
REGENCY CENTERS CORP           COM              758849103     2170    86784 SH       SOLE                             86784
RIBOZYME PHARM, INC            COM              762567105      291    47000 SH       SOLE                             47000
RIDDELL SPORTS                 COM              765670104      296   114100 SH       SOLE                            114100
RIVIERA TOOL CO                COM              769648106      277   180905 SH       SOLE                            180905
ROBERT HALF INTL               COM              770323103     1564    70000 SH       SOLE                             70000
ROWAN COMPANIES                COM              779382100     8937   325000 SH       SOLE                            325000
RUSS BERRIE & CO, INC          COM              782233100     2270    90000 SH       SOLE                             90000
SCHOOL SPECIALTY               COM              807863105     4731   219400 SH       SOLE                            219400
SECURITY CAP GROUP             COM              81413p105     6739     6575 SH       SOLE                              6575
SECURITY CAP GROUP            CL B              81413p204    36126  1741033 SH       SOLE                           1741033
SHEFFIELD PHARM, INC           COM              82123D309      124    30000 SH       SOLE                             30000
SIX FLAGS, INC                 COM              83001P109     1935   100000 SH       SOLE                            100000
SPEIZMAN INDS, INC             COM              847805108       78   124500 SH       SOLE                            124500
SPSS, INC                      COM              78462k102     3467   204700 SH       SOLE                            204700
STANCORP FIN'L GROUP, INC      COM              852891100     1284    30500 SH       SOLE                             30500
STAPLES, INC.                  COM              855030102     1291    86800 SH       SOLE                             86800
SUNRISE ASSISTED LIVING   SB NT CV              86768KAC0     1161  1250000 PRN      SOLE                           1250000
SUPERIOR FINANCIAL             COM              868159104      632    47500 SH       SOLE                             47500
SYNAPTIC PHARM CORP            COM              87156R109      111    29375 SH       SOLE                             29375
TELLABS                        COM              879664100     1221    30000 SH       SOLE                             30000
TEVA PHARM INDS LTD            ADR              881624209     9768   178822 SH       SOLE                            178822
TEXAS INSTRUMENTS              COM              882508104     4146   133814 SH       SOLE                            133814
THERMO ELECTRON CORP           COM              883556102    10653   473895 SH       SOLE                            473895
THERMO FIBERGEN, INC            RT              88355U117      145   353000 SH       SOLE                            353000
THERMO FIBERGEN, INC           COM              88355U109     4153   360500 SH       SOLE                            360500
THERMO FIBERTEK, INC           COM              88355W105      463   111937 SH       SOLE                            111937
THORATEC LABS CORP             COM              885175307     1883   221511 SH       SOLE                            221511
TOYS R US                      COM              892335100     2535   101000 SH       SOLE                            101000
TTI TEAM TELECOM               COM              M88258104     1155    90550 SH       SOLE                             90550
TUT SYS, INC                   COM              901103101      202    65000 SH       SOLE                             65000
TWEETER HOME ENTERTAINMENT     COM              901167106     1361    70000 SH       SOLE                             70000
UNITED FIRE & CASUALTY CO      COM              910331107      275    13500 SH       SOLE                             13500
VALENTIS, INC                  COM              91913E104      124    24500 SH       SOLE                             24500
VERAMARK TECH, INC             COM              923351100       43    35000 SH       SOLE                             35000
VERSUS TECHNOLOGY, INC         COM              925313108      434  3470000 SH       SOLE                           3470000
WAYPOINT FINANCIAL CORP        COM              946756103      372    35000 SH       SOLE                             35000
WEBSTER FINANCIAL CORP         COM              947890109     1407    48000 SH       SOLE                             48000
WHOLE FOODS MKT, INC           COM              966837106    10940   259700 SH       SOLE                            259700


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 121

Form 13F Information Table Value Total: $416,586 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
NONE